CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	$ 5,841	$ 4,524	$ (1,568)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(2,983)	3,056	1,031
Comprehensive income	2,858	7,580	(537)
Less: comprehensive (loss) attributable to noncontrolling interests	(560)	(1,124)	(282)
Comprehensive income attributable to Bona Film Group Limited	$ 3,418	$ 8,704	$ (255)